Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 40,931	$ 37,784	$ 39,544
Current portion of non-current debt obligations net of hedging instruments	5,331	5,027	4,646
Lease obligations	7,465
Finance lease obligations		1,878	1,156
Asset retirement obligations	14,492	14,286	12,240
Contractual obligations recorded in the balance sheet	68,219	58,975	57,586
Lease obligations for low value assets, short term contracts or not yet commenced	2,077
Operating lease obligations		9,130	6,441
Purchase obligations	147,516	121,119	86,366
Contractual obligations not recorded in the balance sheet	149,593	130,249	92,807
Total of contractual obligations	217,812	189,224	150,393
Other commitments given	54,184	62,673	43,391
Mortgages and liens received	85	84	89
Sales obligations	93,441	91,695	67,014
Other commitments received	22,358	21,565	7,398
Total of commitments received	115,884	113,344	74,501
Commitments given relating to joint ventures	39,055	42,768	36,847
Commitments given relating to associates	31,465	39,437	20,629
Non-current lease obligations	6,263
Current portion of lease obligations	1,202
Not later than one year
Off Balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	5,331	5,027	4,646
Lease obligations	1,202
Finance lease obligations		213	39
Asset retirement obligations	617	844	485
Contractual obligations recorded in the balance sheet	7,150	6,084	5,170
Lease obligations for low value assets, short term contracts or not yet commenced	536
Operating lease obligations		1,644	1,401
Purchase obligations	10,763	9,708	8,605
Contractual obligations not recorded in the balance sheet	11,299	11,352	10,006
Total of contractual obligations	18,449	17,436	15,176
Other commitments given	9,867	8,792	7,505
Mortgages and liens received	23	23	23
Sales obligations	7,135	7,989	6,263
Other commitments received	16,845	15,527	3,549
Total of commitments received	24,003	23,539	9,835
Commitments given relating to joint ventures	461	162	160
Commitments given relating to associates	913	773	580
Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	19,888	19,072	19,540
Lease obligations	2,883
Finance lease obligations		468	261
Asset retirement obligations	3,153	3,388	2,165
Contractual obligations recorded in the balance sheet	25,924	22,928	21,966
Lease obligations for low value assets, short term contracts or not yet commenced	879
Operating lease obligations		3,690	2,887
Purchase obligations	38,189	30,652	23,917
Contractual obligations not recorded in the balance sheet	39,068	34,343	26,803
Total of contractual obligations	64,992	57,271	48,769
Other commitments given	10,854	2,217	11,813
Mortgages and liens received	37	33	26
Sales obligations	31,330	27,709	21,513
Other commitments received	1,705	1,328	1,111
Total of commitments received	33,072	29,070	22,650
Commitments given relating to joint ventures	11,822	4,425	12,225
Commitments given relating to associates	8,381	8,378	5,991
More than 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	21,043	18,712	20,004
Lease obligations	3,380
Finance lease obligations		1,197	856
Asset retirement obligations	10,722	10,054	9,590
Contractual obligations recorded in the balance sheet	35,145	29,963	30,450
Lease obligations for low value assets, short term contracts or not yet commenced	662
Operating lease obligations		3,796	2,153
Purchase obligations	98,564	80,759	53,844
Contractual obligations not recorded in the balance sheet	99,226	84,554	55,998
Total of contractual obligations	134,371	114,517	86,448
Other commitments given	33,463	51,664	24,073
Mortgages and liens received	25	28	40
Sales obligations	54,976	55,997	39,238
Other commitments received	3,808	4,710	2,738
Total of commitments received	58,809	60,735	42,016
Commitments given relating to joint ventures	26,772	38,181	24,462
Commitments given relating to associates	22,171	30,286	14,058
Guarantees given for excise taxes
Off Balance sheet commitments and lease contracts
Other commitments given	2,012	2,043	2,073
Guarantees given for excise taxes | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,876	1,904	1,938
Guarantees given for excise taxes | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	17	12	29
Guarantees given for excise taxes | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	119	127	106
Guarantees given against borrowings
Off Balance sheet commitments and lease contracts
Other commitments given	14,510	18,680	16,080
Guarantees given against borrowings | Yemen LNG Company Limited
Off Balance sheet commitments and lease contracts
Other commitments given	509	551
Guarantees given against borrowings | Ichthys LNG PTY Limited
Off Balance sheet commitments and lease contracts
Other commitments given	4,937	9,425
Guarantees given against borrowings | Yamal LNG
Off Balance sheet commitments and lease contracts
Other commitments given	3,688	3,875
Guarantees given against borrowings | Bayport Polymers LLC
Off Balance sheet commitments and lease contracts
Other commitments given	1,820	1,820
Guarantees given against borrowings | Total Refining & Chemicals Saudi Arabia S.A.S.
Off Balance sheet commitments and lease contracts
Other commitments given	1,184	1,462
Guarantees given against borrowings | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	306	169	411
Guarantees given against borrowings | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	7,372	68	10,607
Guarantees given against borrowings | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	6,832	18,443	5,062
Indemnities related to sales of businesses
Off Balance sheet commitments and lease contracts
Other commitments given	331	334	341
Indemnities related to sales of businesses | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	163	165	120
Indemnities related to sales of businesses | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	16	10	61
Indemnities related to sales of businesses | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	152	159	160
Guarantees of current liabilities
Off Balance sheet commitments and lease contracts
Other commitments given	172	222	321
Guarantees of current liabilities | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	79	83	91
Guarantees of current liabilities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	60	74	109
Guarantees of current liabilities | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	33	65	121
Guarantees to customers / suppliers
Off Balance sheet commitments and lease contracts
Other commitments given	12,318	8,463	4,180
Guarantees to customers / suppliers | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,435	1,222	1,100
Guarantees to customers / suppliers | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	2,169	847	268
Guarantees to customers / suppliers | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	8,714	6,394	2,812
Letters of credit
Off Balance sheet commitments and lease contracts
Other commitments given	2,786	3,515	2,965
Letters of credit | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	2,768	3,164	2,680
Letters of credit | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	18	160	102
Letters of credit | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given		191	183
Other operating commitments
Off Balance sheet commitments and lease contracts
Other commitments given	22,055	29,416	17,431
Other operating commitments | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	3,240	2,085	1,165
Other operating commitments | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	1,202	1,046	637
Other operating commitments | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	$ 17,613	$ 26,285	$ 15,629